Premium income and premiums paid to reinsurers	12 Months Ended
Dec. 31, 2021
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Premium income and premiums paid to reinsurers
6 Premium income and premiums paid to reinsurers

	2021	2020	2019

Life insurance	13,400	13,929	15,926

Non-life insurance	2,044	2,171	2,212

Total premium income	15,444	16,099	18,138

Accident and health insurance	1,643	1,784	1,823

General insurance	401	386	390

Non-life insurance premium income	2,044	2,171	2,212
Premium income decreased by EUR 655 million in 2021 (2020: EUR 2,039 million decrease) mainly driven by a shrinking life portfolio in the Netherlands and a reduction of upgraded Life insurance policies to the retirement platform in the UK.

	2021	2020	2019

Life insurance	3,326	2,541	2,276

Non-life insurance	192	162	158

Total premiums paid to reinsurers	3,518	2,703	2,434

Accident and health insurance	164	137	138

General insurance	27	25	19

Non-life insurance premiums paid to reinsurers	192	162	158
Premium paid to reinsurers increased by EUR 815 million in 2021 (2020: EUR 270 million increase), mainly driven by a reinsurance transaction covering universal life policies with secondary guarantees in Americas.